Risk Management (Details) - Schedule of sensitivities - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
7.5% [Member]
Risk Management (Details) - Schedule of sensitivities [Line Items]
Gross Loss Sensitivity Factor	7.50%	7.50%
Impact of increase on gross outstanding claims	$ 41,368	$ 36,919
Impact of decrease on gross outstanding claims	(41,368)	(36,919)
Impact of increase on net outstanding claims	30,063	22,859
Impact of decrease on net outstanding claims	(30,061)	(22,857)
Impact of increase on profit before tax	(30,063)	(22,859)
Impact of decrease on profit before tax	$ 30,061	$ 22,857
5.0% [Member]
Risk Management (Details) - Schedule of sensitivities [Line Items]
Gross Loss Sensitivity Factor	5.00%	5.00%
Impact of increase on gross outstanding claims	$ 27,579	$ 24,613
Impact of decrease on gross outstanding claims	(27,579)	(24,613)
Impact of increase on net outstanding claims	20,043	15,240
Impact of decrease on net outstanding claims	(20,040)	(15,237)
Impact of increase on profit before tax	(20,043)	(15,240)
Impact of decrease on profit before tax	$ 20,040	$ 15,237